Subsequent Events (Details) - USD ($)			3 Months Ended	12 Months Ended
	Apr. 21, 2026	Apr. 18, 2026	Mar. 31, 2026	Dec. 31, 2025	May 04, 2026	Apr. 06, 2026	Mar. 04, 2026	Feb. 05, 2026	Jan. 05, 2026	Dec. 31, 2024
Subsequent Events [Line Items]
Preferred stock, shares authorized			1,000,000	1,000,000						1,000,000
Par value per share			$ 0.0001	$ 0.0001						$ 0.0001
Number of shares of common stock (in Shares)				10,500,000
Business Combination Agreement [Member]
Subsequent Events [Line Items]
Number of shares of common stock (in Shares)			10,500,000
Subsequent Event [Member]
Subsequent Events [Line Items]
Purchase of share price	$ 3,333,333
Subsequent Event [Member] | Business Combination Agreement [Member]
Subsequent Events [Line Items]
Percentage of cumulative preferred stock		12.00%
Par value per share	$ 0.0001
Subsequent Event [Member] | Series A Cumulative Convertible Preferred Stock [Member]
Subsequent Events [Line Items]
Percentage of cumulative preferred stock		12.00%
Subsequent Event [Member] | Series A Cumulative Convertible Preferred Stock [Member] | Business Combination Agreement [Member]
Subsequent Events [Line Items]
Percentage of cumulative preferred stock	12.00%
Subsequent Event [Member] | New Ace Green’s [Member] | Business Combination Agreement [Member]
Subsequent Events [Line Items]
Conversion price	$ 12
Warrants to purchase common shares	5,000,000
Exercise price of warrants	$ 12
Purchase of share price	$ 32,000,000
Subsequent Event [Member] | New Ace Green’s [Member] | Series A Cumulative Convertible Preferred Stock [Member] | Business Combination Agreement [Member]
Subsequent Events [Line Items]
Number of shares of common stock (in Shares)	3,333,333
Subsequent Event [Member] | PIPE Investors [Member] | Business Combination Agreement [Member]
Subsequent Events [Line Items]
Number of shares of common stock (in Shares)	1,000,000
Subsequent Event [Member] | Maximum [Member] | Business Combination Agreement [Member]
Subsequent Events [Line Items]
Preferred stock, shares authorized		5,000,000
Subsequent Event [Member] | Minimum [Member] | Business Combination Agreement [Member]
Subsequent Events [Line Items]
Preferred stock, shares authorized		1,000,000
Subsequent Event [Member] | Trust Account [Member]
Subsequent Events [Line Items]
Deposit into trust account							$ 497.74	$ 497.74	$ 497.74
Subsequent Event [Member] | Trust Account [Member] | Business Combination Agreement [Member]
Subsequent Events [Line Items]
Deposit into trust account					$ 498	$ 498